Impairment testing of non-financial assets - Narrative (Details)	12 Months Ended
Jun. 30, 2024 BRL (R$)
Impairment testing of non-financial assets [Abstract]
Recoverable amount of cash-generating unit, period	5 years
Sensitivity analysis, impact of increase in pre-tax discount rate	2.00%
Sensitivity analysis, impact of decrease in net revenue of free cash flow	5.00%
Sensitivity analysis, impact of decrease in net revenue of free cash flow, term	5 years
Impairment loss	R$ 0